Note 17	9 Months Ended
Jul. 31, 2012
Segment Reporting Disclosure [Text Block]
17.  Our operating segments are components of our business for which discrete financial information is available and reviewed regularly by the chief operating decision-maker, our Chief Executive Officer, to evaluate performance and make operating decisions.  Based on this criteria, each of our communities qualifies as an operating segment, and therefore, it is impractical to provide segment disclosures for this many segments.  As such, we have aggregated the homebuilding operating segments into six reportable segments.

Our homebuilding operating segments are aggregated into reportable segments based primarily upon geographic proximity, similar regulatory environments, land acquisition characteristics and similar methods used to construct and sell homes.  The Company’s reportable segments consist of the following six homebuilding segments and a financial services segment:

Homebuilding:

 (1) Northeast (New Jersey and Pennsylvania)

 (2) Mid-Atlantic (Delaware, Maryland, Virginia, West Virginia, and Washington D.C.)

 (3) Midwest (Illinois, Minnesota, and Ohio)

 (4) Southeast (Florida, Georgia, North Carolina, and South Carolina)

 (5) Southwest (Arizona and Texas)

 (6) West (California)

Financial Services

Operations of the Company’s Homebuilding segments primarily include the sale and construction of single-family attached and detached homes, attached townhomes and condominiums, urban infill and active adult homes in planned residential developments.  In addition, from time to time, operations of the homebuilding segments include sales of land.  Operations of the Company’s Financial Services segment include mortgage banking and title services provided to the homebuilding operations’ customers.  We do not retain or service mortgages that we originate but rather sell the mortgages and related servicing rights to investors.

Corporate and unallocated primarily represents operations at our headquarters in Red Bank, New Jersey.  This includes our executive offices, information services, human resources, corporate accounting, training, treasury, process redesign, internal audit, construction services, and administration of insurance, quality, and safety.  It also includes interest income and interest expense resulting from interest incurred that cannot be capitalized in inventory in the Homebuilding segments, as well as the gains or losses on extinguishment of debt from debt repurchases.

  Evaluation of segment performance is based primarily on operating earnings from continuing operations before provision for income taxes (“Income (loss) before income taxes”).  Income (loss) before income taxes for the Homebuilding segments consists of revenues generated from the sales of homes and land, (loss) income from unconsolidated entities, management fees and other income, less the cost of homes and land sold, selling, general and administrative expenses, interest expense and non-controlling interest expense.  Income before income taxes for the Financial Services segment consists of revenues generated from mortgage financing, title insurance and closing services, less the cost of such services and certain selling, general and administrative expenses incurred by the Financial Services segment.

Operational results of each segment are not necessarily indicative of the results that would have occurred had the segment been an independent stand-alone entity during the periods presented.

Financial information relating to the Company’s segment operations was as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Revenues:
Northeast	$65,742	$44,051	$159,049	$126,035
Mid-Atlantic	77,131	57,338	196,302	150,600
Midwest	28,271	17,721	70,100	49,295
Southeast	24,660	18,038	81,215	50,476
Southwest	139,790	108,188	346,331	298,829
West	40,559	32,423	119,322	97,896
Total homebuilding	376,153	277,759	972,319	773,131
Financial services	10,787	7,850	25,990	20,249
Corporate and unallocated	71	9	-	(98)
Total revenues	$387,011	$285,618	$998,309	$793,282

Income (loss) before income taxes:
Northeast	$1,435	$(8,400)	$(4,338)	$(43,124)
Mid-Atlantic	4,946	(4,816)	12,615	(13,805)
Midwest	294	(2,893)	(953)	(7,226)
Southeast	(2,417)	(4,017)	(9,150)	(10,697)
Southwest	11,815	7,577	24,600	19,449
West	(1,342)	(6,151)	(5,262)	(23,159)
Homebuilding income (loss) before income taxes	14,731	(18,700)	17,512	(78,562)
Financial services	4,676	2,303	9,339	4,055
Corporate and unallocated	(21,224)	(39,178)	(43,892)	(119,313)
Loss before income taxes	$(1,817)	$(55,575)	$(17,041)	$(193,820)

(In thousands)	July 31, 2012	October 31, 2011

Assets:
Northeast	$411,486	$385,217
Mid-Atlantic	212,153	219,287
Midwest	70,785	59,105
Southeast	83,349	83,044
Southwest	215,908	188,321
West	161,990	168,590
Total homebuilding	1,155,671	1,103,564
Financial services	117,628	85,106
Corporate and unallocated	351,544	413,510
Total assets	$1,624,843	$1,602,180